                                AIM GROWTH SERIES

                                RETAIL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                         Supplement dated August 1, 2006
        to the Statement of Additional Information dated April 24, 2006 as supplemented June 30, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

 "NAME, YEAR OF BIRTH AND        TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER
POSITION(S) HELD WITH THE         AND/OR                                                              TRUSTEESHIP(S) HELD
         TRUST                   OFFICER                                                                  BY TRUSTEE
                                  SINCE
---------------------------      -------     ---------------------------------------------------     ----------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946       1998       Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP
                                             PLC -- AIM Division (parent of AIM and a global
                                             investment management firm); and Trustee
                                             and Vice Chair of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly:  President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman and
                                             President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman, A I M
                                             Capital Management, Inc. (registered investment
                                             advisor), A I M Distributors, Inc. (registered broker
                                             dealer), AIM Investment Services, Inc. (registered
                                             transfer agent), and Fund Management Company
                                             (registered broker dealer); Chief Executive Officer,
                                             AMVESCAP PLC -- Managed Products; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954       2006       Director, Chief Executive Officer and President,        None"
President and Principal                      A I M Management Group Inc., AIM Mutual Fund Dealer
Executive Officer                            Inc., AIM Funds Management Inc. and 1371 Preferred
                                             Inc.; Director and President, A I M Advisors,
                                             Inc., INVESCO Funds Group, Inc. and AIM GP Canada
                                             Inc.; Director, A I M Capital Management, Inc. and
                                             A I M Distributors, Inc.; Director and Chairman,
                                             AIM Investment Services, Inc., Fund Management
                                             Company and INVESCO Distributors, Inc.; Director,
                                             President and Chairman, AVZ Callco Inc., AMVESCAP
                                             Inc. and AIM Canada Holdings Inc.; Director and
                                             Chief Executive Officer, AIM Trimark Global Fund
                                             Inc. and AIM Trimark Canada Fund Inc.; and
                                             President and Principal Executive Officer of The
                                             AIM Family of Funds--Registered Trademark--

                                             Formerly: Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and Director, Trimark Trust

----------
(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                                AIM GROWTH SERIES

                            INSTITUTIONAL CLASSES OF

                              AIM BASIC VALUE FUND
                        AIM CONSERVATIVE ALLOCATION FUND
                             AIM GLOBAL EQUITY FUND
                           AIM GROWTH ALLOCATION FUND
                           AIM INCOME ALLOCATION FUND
                        AIM INTERNATIONAL ALLOCATION FUND
                          AIM MID CAP CORE EQUITY FUND
                          AIM MODERATE ALLOCATION FUND
                       AIM MODERATE GROWTH ALLOCATION FUND
                   AIM MODERATELY CONSERVATIVE ALLOCATION FUND
                            AIM SMALL CAP GROWTH FUND

                         Supplement dated August 1, 2006
         to the Statement of Additional Information dated April 24, 2006


The following (1) replaces in its entirety, the information relating to Robert
H. Graham, under the heading "TRUSTEES AND OFFICERS -- INTERESTED PERSONS" and
(2) is added with respect to Philip A. Taylor, under the heading "TRUSTEES AND OFFICERS -- OTHER OFFICERS" in Appendix C in the Statement of Additional
Information:

 "NAME, YEAR OF BIRTH AND        TRUSTEE         PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS                OTHER
POSITION(S) HELD WITH THE         AND/OR                                                              TRUSTEESHIP(S) HELD
         TRUST                   OFFICER                                                                  BY TRUSTEE
                                  SINCE
---------------------------      -------     ---------------------------------------------------     ----------------------
INTERESTED PERSONS

Robert H. Graham(1) -- 1946       1998       Director and Chairman, A I M Management Group Inc.      None"
Trustee and Vice Chair                       (financial services holding company); Director and
                                             Vice Chairman, AMVESCAP PLC; Chairman, AMVESCAP
                                             PLC -- AIM Division (parent of AIM and a global
                                             investment management firm); and Trustee
                                             and Vice Chair of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: President and Chief Executive Officer,
                                             A I M Management Group Inc.; Director, Chairman
                                             and President, A I M Advisors, Inc. (registered
                                             investment advisor); Director and Chairman,
                                             A I M Capital Management, Inc. (registered
                                             investment advisor), A I M Distributors, Inc.
                                             (registered broker dealer), AIM Investment
                                             Services, Inc. (registered transfer agent), and
                                             Fund Management Company (registered broker
                                             dealer); Chief Executive Officer, AMVESCAP PLC --
                                             Managed Products; and President and Principal
                                             Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

"OTHER OFFICERS

Philip A. Taylor(2) -- 1954       2006       Director, Chief Executive Officer and President,        None"
President and Principal                      A I M Management Group Inc., AIM Mutual Fund
Executive Officer                            Dealer Inc., AIM Funds Management Inc. and 1371
                                             Preferred Inc.; Director and President, A I M
                                             Advisors, Inc., INVESCO Funds Group, Inc. and AIM
                                             GP Canada Inc.; Director, A I M Capital
                                             Management, Inc. and A I M Distributors, Inc.;
                                             Director and Chairman, AIM Investment Services,
                                             Inc., Fund Management Company and INVESCO
                                             Distributors, Inc.; Director, President and
                                             Chairman, AVZ Callco Inc., AMVESCAP Inc. and AIM
                                             Canada Holdings Inc.; Director and Chief Executive
                                             Officer, AIM Trimark Global Fund Inc. and AIM
                                             Trimark Canada Fund Inc.; and President and
                                             Principal Executive Officer of The AIM Family of
                                             Funds--Registered Trademark--

                                             Formerly: Chairman, AIM Canada Holdings, Inc.;
                                             Executive Vice President and Chief Operations
                                             Officer, AIM Funds Management Inc.; President, AIM
                                             Trimark Global Fund Inc. and AIM Trimark Canada
                                             Fund Inc.; and Director, Trimark Trust

----------
(2) Mr. Taylor was elected as President and Principal Executive Officer of the Trust on August 1, 2006.

                                       2